Financial Instruments - Interest Rate Swap Hedges (Details) $ in Millions	12 Months Ended
	Dec. 31, 2025 USD ($) agreement	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Financial Instruments
Number of agreements held | agreement	0
Interest rate swap contracts
Financial Instruments
Unrealized losses reclassified from accumulated other comprehensive loss to earnings	$ 3.6	$ 3.6	$ 3.6
Unrealized losses expected to be reclassified from accumulated other comprehensive loss to earnings within the next twelve months	$ 3.6